Significant Accounting Policies - Additional Information (Detail)			12 Months Ended			26 Months Ended	36 Months Ended
	Nov. 15, 2019 USD ($) $ / shares shares	Nov. 23, 2016	Mar. 31, 2020 USD ($) Segment shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) Derivative shares	Jan. 11, 2019 $ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun			3.10%				3.10%
Percentage of shares having voting rights owned by Sun			50.00%				50.00%
Marketable securities previously impaired owned or sold			$ 0	$ 0	$ 0
Unrecognized tax benefits			$ 25,258,000	28,188,000	$ 16,810,000		$ 25,258,000	$ 23,457,000
Lease agreements for an additional period			49 years
Lease agreements total period			98 years				98 years
Number of operating segments | Segment			1
Long-lived assets impairment loss			$ 0	$ 0
Treasury stock, shares repurchased | shares	280,719		280,719	888,719	1,085,694	2,493,378
Treasury stock, aggregate purchase price			$ 721,494,000	$ 694,510,000			$ 721,494,000
Shares repurchase program expiration date	Dec. 16, 2019	Jan. 11, 2019
Treasury stock, average price per share | $ / shares	$ 91.00					$ 100.28
Treasury shares reissued | shares							0
Royalty-bearing grants earned			644,769,000	669,893,000	$ 661,913,000
Advertising expenses			4,902,000	6,527,000	9,913,000
Shipping and handling costs			245,044,000	224,169,000	$ 198,405,000
Amounts outstanding under borrowing arrangements			$ 0	0			$ 0
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Number of derivative instruments | Derivative					0
Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers			two
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable			39.20%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable			19.60%
Royalty [Member]
Significant Accounting Policies [Line Items]
Royalty-bearing grants earned			$ 0	0	$ 0
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping and handling costs			11,954,000	13,187,000	12,170,000
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Capitalized software cost			$ 13,912,000	7,854,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Tax benefit percentage			50.00%
Lease period			2018
Acquired intangible assets weighted-average useful life			5 years
Weighted average amortization period			5 years
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
Minimum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period			2060
Acquired intangible assets weighted-average useful life			20 years
Weighted average amortization period			20 years
Treasury stock, aggregate purchase price	$ 225,000,000
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			10 years
Maximum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
USD [Member]
Significant Accounting Policies [Line Items]
Percentage of assets and liabilities denominated transactions			90.00%
U.S. [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue			75.00%
Royalty-bearing grants earned			$ 495,673,000	$ 537,111,000	$ 549,174,000
Canada [Member]
Significant Accounting Policies [Line Items]
Percentage of units produced in production plant			80.00%